October 23, 2023
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
Post-Effective Amendment No. 12 on Form N-6
RiverSource of New York Account 8 (“Registrant”)
File Nos. 333-227507 and 811-05213
RiverSource Variable Universal Life 6 Insurance
Dear Commissioners:
On behalf of RiverSource of New York Account 8 (“Registrant”), RiverSource Life Insurance Co. of New York (“Company”) is filing electronically Post-Effective Amendment No. 12 (“Amendment No. 12”) on Form N-6 pursuant to Rule 485(a) for the purpose of supplementing the prospectus to introduce the following changes:
•
Revised investment options;
•
Changes to the Cost of Insurance and Administrative Charges.
The prospectus for the above referenced variable universal life product filed with Registrant’s Post-Effective Amendment No. 11 on or about April 26, 2023 and the combined Statement of Additional Information for RiverSource of New York Account 8 dated May 1, 2023 filed electronically with Pre-Effective Amendment No. 2 to Registration Statement No. 333-260322 are incorporated by reference.
If you have any questions regarding this filing, please contact me at (612) 678-5337.
Sincerely,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary